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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:    June 30, 2001
                                               -------------------


Check here if Amendment [ ]; Amendment Number:
                                               -------------

     This Amendment (Check only one.):         [ ]    is a restatement.

                                               [ ]    adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:      Cambridge Investments, Ltd.
Address:   600 Montgomery Street
           San Francisco, California  94111


Form 13F File Number:  28-06432

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Courtney Tozzi
Title:   Vice President
Phone:   (415) 781-0866

Signature, Place, and Date of Signing:

/s/ Courtney Tozzi                         San Francisco, California          August 10 ,2001
---------------------------------          -------------------------          ---------------
           [Signature]                           [City, State]                    [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                           0
                                                      --------

Form 13F Information Table Entry Total:                     14
                                                      --------

Form 13F Information Table Value Total:               $302,298
                                                      --------
                                                     (thousands)


List of Other Included Managers:

{None}
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         FORM 13F INFORMATION TABLE -CAMBRIDGE INVESTMENTS LTD. 6/30/01

          COLUMN 1             COLUMN 2  COLUMN 3   COLUMN 4        COLUMN 5         COLUMN 6   COLUMN 7         COLUMN 8
          --------             --------  --------   --------        --------         --------   --------         --------
                                                                                                              VOTING AUTHORITY
                                                                                                          -----------------------
                                                               SHRS OR
                               TITLE OF              VALUE       PRN     SH/  PUT/  INVESTMENT   OTHER
NAME OF ISSUER                   CLASS     CUSIP    (X1000)    AMOUNT    PRN  CALL  DISCRETION  MANAGERS    SOLE     SHARED  NONE
--------------                   -----     -----    -------    ------    ---  ----  ----------  --------    ----     ------  ----
BAKER HUGHES INC                COMMON   057224107   20,629     615,785                SOLE                 615,785
BJ SVCS CO                      COMMON   055482103   34,711   1,196,936                SOLE               1,196,936
COOPER CAMERON CORP             COMMON   216640102   16,338     292,800                SOLE                 292,800
DIAMOND OFFSHORE DRILLING INC   COMMON   25271C102    1,642      49,668                SOLE                  49,668
ENSCO INTL INC                  COMMON   26874Q100   41,200   1,760,686                SOLE               1,760,686
GLOBAL MARINE INC               COMMON   379352404   12,124     650,795                SOLE                 650,795
PHILIP MORRIS COS INC           COMMON   718154107      441       8,700                SOLE                   8,700
NABORS INDS INC                 COMMON   629568106   47,331   1,272,342                SOLE               1,272,342
NOBLE DRILLING CORP             COMMON   655042109   24,040     734,046                SOLE                 734,046
PRIDE INTL INC                  COMMON   741932107   14,577     767,200                SOLE                 767,200
ROWN COS INC                    COMMON   779382100   23,716   1,073,125                SOLE               1,073,125
TRANSOCEAN SEDCO FOREX INC      ORD      G90078109   45,672   1,107,201                SOLE               1,107,201
SANTA FE INTL CORP              ORD      G7805C108    5,296     177,355                SOLE                 177,355
SMITH INTL INC                  COMMON   832110100   14,581     241,650                SOLE                 241,650